CONSOLIDATED BALANCE SHEETS PARENTHETICAL - $ / shares	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Predecessor
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock shares authorized		10,000,000	10,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value		$ 0.001	$ 0.001
Common stock shares authorized		2,000,000,000	60,000,000
Common stock shares issued		125,889,455	14,966,911
Common stock shares outstanding		125,888,155	14,965,611
Treasury shares		1,300	1,300
Successor
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	1,853,461,281	125,889,455
Common stock shares outstanding	1,853,459,981	125,888,155
Treasury shares	1,300	1,300